UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-22981

AVONDALE FUNDS

 (Exact name of registrant as specified in charter)

c/o Avondale Investment Company, LLC

2001 Santa Monica Blvd., Suite 1165W

Santa Monica, CA 90404

(Address of principal executive offices)(Zip code)

Copies to:

c/o Avondale Investment Company, LLC

2001 Santa Monica Blvd., Suite 1165W

Santa Monica, CA 90404

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

(856) 374-1744

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 779-7383

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AVONDALE CORE

INVESTMENT FUND

Ticker:  (COREX)

April 30, 2017

(UNAUDITED)

AVONDALE CORE INVESTMENT FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the sector classification of the underlying securities represented as a percentage of the portfolio of investments.

Communication Services
0.51%
Energy
0.10%
Financial Services
1.81%
Technology
0.33%
Industrials
0.20%
Money Market Fund
97.05%

Sectors are categorized using Morningstar® classifications.

AVONDALE CORE INVESTMENT FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 2.92%

Computer & Office Equipment - 0.32%
20	International Business Machines Corp.	$ 3,206

Crude Petroleum & Natural Gas - 0.10%
20	Apache Corp.	973

Deep Sea Foreign Transportation - 0.20%
500	Diana Shipping, Inc. (Greece) *	1,995

National Commercial Banks - 1.79%
200	Bank of America Corp.	4,668
50	Capital One Financial Corp.	4,019
50	Cullen/Frost Bankers, Inc.	4,720
50	JP Morgan Chase & Co.	4,350
		17,757
Radio Telephone Communications - 0.51%
75	T-Mobile US, Inc. *	5,045

TOTAL FOR COMMON STOCKS (Cost $24,534) - 2.92%		28,976

MONEY MARKET FUND - 95.94%
952,711	Fidelity Institutional Money Market Fund, Class II 0.61% **	952,711
TOTAL FOR MONEY MARKET FUND (Cost $952,711) - 95.94%		952,711

TOTAL INVESTMENTS (Cost $977,245) - 98.86%		981,687

OTHER ASSETS LESS LIABILITIES, NET - 1.14%		11,373

NET ASSETS - 100.00%		$ 993,060

Above percentages are calculated as a percentage of net assets.

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the yield at April 30, 2017.

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2017 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $977,245)	$ 981,687
Cash	12,850
Receivables:
Dividends and Interest	430
Total Assets	994,967
Liabilities:
Due to Adviser	1,907
Total Liabilities	1,907

Net Assets	$ 993,060

Net Assets Consist of:
Paid In Capital	$ 995,901
Accumulated Net Investment Loss	(7,283)
Unrealized Appreciation in Value of Investments	4,442
Net Assets, for 87,012 Shares Outstanding	$ 993,060

Net Asset Value Per Share	$ 9.81

Short-Term Redemption Price Per Share ($9.81 x 0.99) *	$ 9.71

* The Fund will impose a 1.00% redemption fee on shares redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

Investment Income:
Dividends	$ 239
Interest	2,141
Total Investment Income	2,380

Expenses:
Advisory Fees	7,127
Total Expenses	7,127
Fees Waived by the Adviser	(1,663)
Net Expenses	5,464

Net Investment Loss	(3,084)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	-
Net Change in Unrealized Appreciation on Investments	5,468
Realized and Unrealized Gain on Investments	5,468

Net Increase in Net Assets Resulting from Operations	$ 2,384

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 4/30/2017	Year Ended 10/31/2016

Net Decrease in Net Assets Resulting From Operations:
Net Investment Loss	$ (3,084)	$ (4,576)
Net Realized Gain on Investments	-	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,468	(169)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,384	(4,745)

Capital Share Transactions	140,006	613,748

Total Increase in Net Assets	142,390	609,003

Net Assets:
Beginning of Period	850,670	241,667

End of Period (Including Undistributed Net Investment Loss of $(7,283) and $(4,199), respectively)	$ 993,060	$ 850,670

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2017		Year Ended 10/31/2016	Period Ended (a) 10/31/2015

Net Asset Value, at Beginning of Period	$ 9.78		$ 9.92	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.03)		(0.08)	(0.08)
Net Gain (Loss) on Investments (Realized and Unrealized)	0.06		(0.06)	-
Total from Investment Operations	0.03		(0.14)	(0.08)

Proceeds from Redemption Fees (d)	-		-	-

Net Asset Value, at End of Period	$ 9.81		$ 9.78	$ 9.92

Total Return **	0.31%	(b)	(1.41)%	(0.80)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 993		$ 851	$ 242
Ratio of Expenses to Average Net Assets
Before Waivers	1.50%	(c)	1.50%	1.50%	(c)
After Waivers	1.15%	(c)	1.15%	1.15%	(c)
Ratio of Net Investment Loss to Average Net Assets
Before Waivers	(1.00)%	(c)	(1.19)%	(1.30)%	(c)
After Waivers	(0.65)%	(c)	(0.84)%	(0.95)%	(c)
Portfolio Turnover	0.00%	(b)	0.00%	0.00%	(b)

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a)  For the period November 10, 2014 (commencement of investment operations) through October 31, 2015.

(b) Not Annualized.

(c) Annualized.

(d) The Fund will impose a 1.00% redemption fee on shares redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2017 (UNAUDITED)

Note 1. Organization

The Avondale Funds (the “Trust”), an Ohio business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Trust was formed by an Agreement and Declaration of Trust on July 10, 2014. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Trust currently consists of the Avondale Core Investment Fund (the "Fund"), a non-diversified fund whose investment objective is to seek long-term capital appreciation while utilizing asset allocation techniques to help preserve principal value. The Fund commenced operations on November 10, 2014. There are currently no other series in the Trust. The Adviser of the Fund is the Avondale Investment Company, LLC (“Adviser”).

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value according to the procedures described in Note 3.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

be subject to excise tax on undistributed income and capital gains. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2015 (inception) -2016, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fees:  The Board of Trustees has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund.  A 1.00% short-term redemption fee will be assessed by the Fund against investment proceeds withdrawn within 90 calendar days of investment.  Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee.  After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the 30-day holding period.  During the six months ended April 30, 2017, the Fund did not collect any redemption fees.

Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Underlying Fund Risk: The Fund may invest in money market funds and short term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.  At April 30, 2017 the Fund held approximately 96% of net assets in a money market fund.

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

The money market fund the Fund is invested in at April 30, 2017 is Fidelity Institutional Money Market Fund, Class II. Further information on this money market fund is available at www.sec.gov.

Note 3. Security Valuations

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three Levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of April 30, 2017:

Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 28,976	$ -	$ -	$ 28,976
Money Market Fund	952,711	-	-	952,711
	$ 981,687	$ -	$ -	$ 981,687

The Fund did not hold any Level 3 assets during the six months ended April 30, 2017. The Fund did not hold any derivative instruments at any time during the six months ended April 30, 2017. There were no significant transfers into or out of Level 1 or Level 2 during the six months ended April 30, 2017. It is the Fund's policy to recognize transfers into and out of Levels at the end of the reporting period.

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Note 4. Fees and Other Transactions with Affiliates

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser contractually has agreed to waive its fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as fees and expenses of acquired funds), do not exceed, 1.15% of its average daily net assets as to the Fund. The contractual agreement is in effect through March 1, 2018. The waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or expense was incurred; provided that the Fund is able to make the repayment without exceeding the 1.15% as to the Fund’s expense limitation.  For the six months ended April 30, 2017, the Adviser earned advisory fees of $7,127.  For the six months ended April 30, 2017, the Adviser waived $1,663 in fees pursuant to the expense limitation agreement. As of April 30, 2017, the Fund owed the Advisor $1,907.

The amounts subject to repayment by the Fund to the Adviser, pursuant to the aforementioned conditions, at October 31, 2016, were as follows:

Subject to Repayment
Amount	by October 31,
$ 646	2018
$1,894	2019

The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, borrowing costs, front-end or contingent deferred loads, taxes, leverage, interest, extraordinary expenses such as litigation and any indirect expenses (such as Fees and Expenses of Acquired Funds), and expenses incurred in connection with any merger or reorganization, borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; and expenses incurred pursuant to Rule 12b-1 under the 1940 Act (if any).  Accordingly, the Adviser pays all of the operating expenses including the compensation and expenses of any trustees, officers and employees of the Fund and of any other persons rendering any services to the Fund including any sub-adviser; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator, accounting and pricing services

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

agent and underwriter of the Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund's current and prospective shareholders; the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; expenses of shareholders' meetings and proxy solicitations; advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund's shares (excluding expenses which the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act); and all other operating expenses not specifically assumed by the Fund. For this purpose, operating expenses do not include indirect expenses, such as expenses incurred by other investment companies in which the Fund may invest.  In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the investment adviser.

Related Party

Umberto Anastasi is an officer of the Trust, and therefore an interested person.  Mr. Anastasi is an employee of Mutual Shareholder Services, LLC (“MSS”).  MSS is the transfer agent and fund accountant of the Fund.  For the six months ended April 30, 2017, MSS earned $6,000.  These fees are paid by the Adviser and not by the Fund.

Greg B. Getts is the President and owner of both MSS and Arbor Court Capital, LLC (“Arbor Court”).  Arbor Court is the Fund’s distributor.  For the six months ending April 30, 2017, Arbor Court earned $1,800.  These fees are paid by the Adviser and not by the Fund.

Effective May 1, 2017, Brandon Pokersnik is an officer of the Trust, and therefore an interested person.  Mr. Pokersnik is an employee of Mutual Shareholder Services, LLC (“MSS”).  MSS is the transfer agent and fund accountant of the Fund.  For the six months ended April 30, 2017, MSS earned $6,000.  These fees are paid by the Adviser and not by the Fund.

Note 5.  Distribution (12b-1) Agreement

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not currently activated and the plan will not be activated through March 1, 2018.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series with no par value.  The total paid-in capital was $995,901 as of April 30, 2017.  Transactions in capital for the six months ended April 30, 2017, and the year ended October 31, 2016, were as follows:

	November 1, 2016 through April 30, 2017		November 1, 2015 through October 31, 2016

	Shares	Amount	Shares	Amount
Shares sold	17,249	$ 169,290	70,139	$ 687,000
Shares reinvested	-	-	-	-
Redemption Fees	-	-	-	-
Shares redeemed	(2,985)	(29,284)	(7,490)	(73,252)
Net Increase	14,264	$ 140,006	62,649	$ 613,748

Note 7. Investment Transactions

For the six months ended April 30, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $0 and $0, respectively.

Note 8. Tax Matters

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of October 31, 2016, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Depreciation

$(1,026)

Deferral of Post-December Ordinary Loss

  (4,199)

Total Distributable Earnings

$(5,225)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

post-December losses are determined only at the end of each fiscal year. As of November 30, 2016, the Fund elected to defer net ordinary losses as indicated in the chart below.

Post-December Losses

Deferred     Utilized

$ 4,199        $ 1,957

As of April 30, 2017, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments	$ 977,245

Gross tax appreciation of investments	$ 6,498
Gross tax depreciation of investments	(2,056)
Net tax appreciation of investments	$ 4,442

No distributions were paid by the Fund for the six months ended April 30, 2017.

No distributions were paid by the Fund for the year ended October 31, 2016.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of April 30, 2017, Charles Schwab & Co. Inc., for the benefit of its customers, owned approximately 86.29% of the Fund.

Note 10. Indemnifications

In the normal course of business, the Fund will enter into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

Note 11. Money Market Fund Concentration

The Fund may invest in money market funds. Money market funds typically invest in short term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.  At April 30, 2017 the Fund held approximately 96% of net assets in a money market fund.

AVONDALE CORE INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 13. New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017.  Management is currently evaluating the impact the amendments will have on the Fund’s financial statements and related disclosures.

AVONDALE CORE INVESTMENT FUND

EXPENSE ILLUSTRATION

APRIL 30, 2017 (UNAUDITED)

Expense Example

As a shareholder of Avondale Core Investment Fund, you incur ongoing costs which typically consist of management fees and transactional costs.  This Example does not take into account transactional costs such as redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, November 1, 2016 through April 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If transactional costs were included where applicable, your costs may be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2016	April 30, 2017	November 1, 2016 to April 30, 2017

Actual	$1,000.00	$1,003.07	$5.71
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.09	$5.76

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AVONDALE CORE INVESTMENT FUND

ADDITIONAL INFORMATION

APRIL 30, 2017 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-564-3899, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 564-3899 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 564-3899 to request a copy of the SAI or to make shareholder inquiries.

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INVESTMENT ADVISOR

Avondale Investment Company, LLC

2001 Santa Monica Blvd., Suite 1165W

Santa Monica CA, 90404

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

DISTRIBUTOR

Arbor Court Capital, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AVONDALE FUNDS

By: /s/ Scott Krisiloff

Scott Krisiloff,  President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Scott Krisiloff

Scott Krisiloff,  President

Date: July 7, 2017